Income Taxes - Tax expense and deferred reconciliation (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
The tax expense (benefit) comprises:
Current Tax	$ 14,094,471	¥ 97,857,914	¥ 103,835,541	¥ 46,168,088
Deferred Tax	(2,195,849)	(15,245,782)	(36,589,051)	(11,857,357)
Total	$ 11,898,622	¥ 82,612,132	¥ 67,246,490	¥ 34,310,731
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate	25.00%	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	2.18%	2.18%	3.71%	1.83%
Uncertain tax position impact	0.18%	0.18%	0.24%	0.46%
Different tax rate of subsidiary operation in other jurisdiction	(0.81%)	(0.81%)	0.27%	0.56%
Effective income tax rate	26.55%	26.55%	29.22%	27.85%
Deferred tax assets:
Deferred revenue	$ 8,101,167		¥ 42,277,626		¥ 56,246,396
Accrued expenses	98,279		1,908,443		682,349
Discount of investment	5,095		321,297		35,377
Tax loss carry forward	1,105,180		9,225,009		7,673,267
Impairment for a held-to-maturity investment			1,000,000
Exchange gain	14,942		710,586		103,745
Gross deferred tax assets	9,324,663		55,442,961		64,741,134
Net deferred tax assets	9,324,663		55,442,961		64,741,134
Analysis as:
Current	8,101,166		47,369,384		56,246,396
Non-current	1,223,497		8,073,577		8,494,738
Deferred tax liabilities:
Amortization of intangible assets	1,413,740		13,688,541		9,815,595
Unrealized investment income	65,537		1,348,643		455,023
Total deferred tax liabilities	1,479,277		15,037,184		10,270,618
Analysis as:
Current	65,537		1,348,643		455,023
Non-current	$ 1,413,740		¥ 13,688,541		¥ 9,815,595
HONG KONG
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
Foreign income tax rate	16.50%	16.50%